Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Income Tax
Schedule of Provision for income taxes
	Three Months Ended, December 31,
	2020	2019
Provision for Income Taxes	(395)	171
Effective Tax Rate	58%	-4%

The components of the provision for income taxes is as follows:
	Year Ended September 30,
	2020	2019
Current expense (benefit):
Federal	$-	$93
State	467	123
Total current expense (benefit):	$467	$216

Deferred expense (benefit):
Federal	$68	$172
State	62	(18)
Total deferred expense (benefit):	$130	$154

Total income tax expense (benefit):	$597	$370

Schedule of Statutory income tax rate
	Year Ended September 30,
	2020	2019
Income at US statutory rate	$(2,888)	$(3,653)
State taxes, net of federal benefit	930	(469)
Tax credits	(88)	(149)
Nondeductible Expenses	4,182	-
Stock compensation	186	132
Goodwill impairment	1,560	637
Valuation allowance	(3,466)	3,743
Other	181	129
	$597	$370

Schedule of Net Deferred income tax asset
	Year Ended September 30,
	2020	2019
Net operating losses carryforwards	$2,856	$6,352
Stock options	1,564	1,333
Allowance for doubtful accounts	515	124
Accrued & prepaid expenses	339	582
Tax credit carryforwards	681	593
ROU liability	1,371	-
Interest	1,065	2,454
Other	7	5
Total deferred tax assets	$8,398	$11,443
Intangibles	$(4,479)	$(5,149)
ROU asset	(1,145)	-
Depreciation	(122)	(46)
Total deferred tax liability	$(5,746)	$(5,195)
Deferred tax asset	$2,652	$6,248
Valuation allowance	(3,082)	(6,548)
Net deferred tax liability	$(430)	$(300)